QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-8255
               -------------------------------------------------
                       Investment Company Act file number


                              THE WORLD FUNDS, INC.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Thomas S. Harman
                             Morgan, Lewis, Bockius
                      1111 Pennsylvania Avenue, Northwest
                             Washington, D.C. 20004

     ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 527-9525
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                       -------------------------------

                      Date of reporting period: 09/30/2007
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.



The World Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)
-----------------------------------------------------------------------

CONTENTS:

Epoch Global Equity Shareholder Yield Fund;
Epoch International Small Cap Fund; and
Epoch US All Cap Equity Fund.

                   EPOCH GLOBAL EQUITY SHAREHOLDER YIELD FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2007
                                   (unaudited)

    Number of                                  % of         Market
       Shares   Security Description        Net Assets      Value
--------------  -------------------------   -----------  -------------
--------------  -------------------------   -----------  -------------

                Common Stocks:                  96.14%

                Australia:                       7.30%
    1,720,288   APN News & Media Ltd.                     $ 7,948,112
      114,500   Australia & New Zealand Banking             3,009,915
    2,323,500   Fairfax Media Ltd.                          9,706,821
    1,482,900   Insurance Australia Group                   6,890,703
      550,107   Macquarie Infrastructure                    1,519,127
      262,900   St George Bank                              8,234,998
      130,500   Westpac Banking Corp                        3,291,908
                                                         -------------
                                                         -------------
                                                           40,601,584
                                                         -------------
                                                         -------------

                Austria:                         1.05%
      223,900   Telekom Austria AG                          5,842,379
                                                         -------------
                                                         -------------

                Belgium:                         3.51%
      233,750   Belgacom SA                                10,816,052
       67,100   Fortis Rts - Expiration 10/09/07              354,948
       67,100   Fortis                                      1,970,344
       70,400   InBev                                       6,362,915
                                                         -------------
                                                         -------------
                                                           19,504,259
                                                         -------------
                                                         -------------

                Canada:                          3.39%
      187,500   Manitoba Telecom Services Inc.              9,104,133
       46,400   Trans Alta Corp                             1,456,982
      609,700   Yellow Pages Income Fund                    8,306,306
                                                         -------------
                                                         -------------
                                                           18,867,421
                                                         -------------
                                                         -------------

                Finland:                         1.22%
      185,850   Fortum Oyj                                  6,802,534
                                                         -------------
                                                         -------------

                France:                          4.65%
      338,600   France Telecom SA                          11,310,181
      283,700   PagesJaunes Groupe SA                       5,813,302
       16,700   Total SA                                    1,354,077
      175,100   Vivendi                                     7,370,169
                                                         -------------
                                                         -------------
                                                           25,847,729
                                                         -------------
                                                         -------------


                Germany:                         2.42%
      107,150   RWE AG                                     13,438,796
                                                         -------------
                                                         -------------

                Great Britain:                   8.10%
      400,000   Barclays PLC                                4,856,660
       89,853   De La Rue PLC                               1,337,369
       77,400   Diageo PLC Sponsored ADR                    6,790,302
      215,450   GKN PLC                                     1,555,055
    1,229,800   Legal & General Group PLC                   3,349,939
      536,400   Lloyds TSB Group PLC                        5,933,138
      616,750   National Grid                               9,858,734
    1,194,800   Tomkins PLC                                 5,535,987
    1,614,900   Vodafone Group PLC                          5,811,473
                                                         -------------
                                                         -------------
                                                           45,028,657
                                                         -------------
                                                         -------------

                Hong Kong:                       0.31%
    4,050,000   Vitasoy International Holdings              1,746,139
                                                         -------------
                                                         -------------

                Ireland:                         1.16%
      151,600   C&C Group PLC                               1,250,336
      694,950   Independent News & Media PLC                2,579,251
      119,400   Irish Life & Permanent PLC                  2,640,185
                                                         -------------
                                                         -------------
                                                            6,469,772
                                                         -------------
                                                         -------------

                Italy:                           7.24%
      579,600   Arnoldo Mondadori Editore                   5,592,137
    1,048,900   Enel S.p.A.                                11,842,794
       89,000   Eni S.p.A. - ADR                            6,564,640
    2,227,600   Telecom Italia S.p.A.                       6,755,008
    2,581,300   Terna Spa S.p.A.                            9,516,053
                                                         -------------
                                                         -------------
                                                           40,270,632
                                                         -------------
                                                         -------------

                Malaysia:                        0.40%
      183,500   British American Tobacco                    2,219,758
                                                         -------------
                                                         -------------

                Netherlands:                     0.53%
      100,200   Wolters Kluwer                              2,966,525
                                                         -------------
                                                         -------------

                New Zealand:                     1.30%
      425,671   Telecom New Zealand Ltd Spon ADR            7,219,380
                                                         -------------
                                                         -------------

                Norway:                          2.79%
      338,000   Statoilhydro ASA - ADR                     11,464,960
      440,500   Veidekke ASA                                4,028,442
                                                         -------------
                                                         -------------
                                                           15,493,402
                                                         -------------
                                                         -------------

                Philippines:                     0.58%
       50,100   Philippine Long Distance - ADR              3,223,434
                                                         -------------
                                                         -------------

                Singapore:                       1.15%
    2,196,000   Singapore Press Holdings                    6,389,654
                                                         -------------
                                                         -------------

                South Korea:                     0.25%
       55,400   KT Corp Spons ADR                           1,387,770
                                                         -------------
                                                         -------------

                Spain:                           0.52%
      103,600   Telefonica SA                               2,891,876
                                                         -------------
                                                         -------------

                Sweden:                          0.55%
      148,800   Swedish Match AB  Fuerer                    3,078,557
                                                         -------------
                                                         -------------

                Switzerland:                     1.74%
       21,600   Nestle SA                                   9,679,376
                                                         -------------
                                                         -------------

                Taiwan:                          0.81%
    3,558,000   Far Eastone Tele Co. Ltd.                   4,502,004
                                                         -------------
                                                         -------------

                United States:                  45.16%
      143,700   AllianceBernstein Holding LP               12,655,659
       82,700   Altria Group Inc.                           5,750,131
      262,755   AT&T Inc.                                  11,117,164
      122,600   Automatic Data Processing                   5,631,018
      100,750   Ball Corp                                   5,415,313
      120,600   Bank Of America Corp                        6,062,562
      205,800   Bristol Myers Squibb Co.                    5,931,156
      193,700   CBS Corp -Class B                           6,101,550
      811,400   Citizens Communications Co.                11,619,248
       74,500   Conocophillips                              6,538,865
       26,600   Davita Inc.                                 1,680,588
       30,700   Diamond Offshore Drilling Inc.              3,478,003
      244,100   Du Pont E I De Nemours & Co.               12,097,596
      595,550   Duke Energy Co.                            11,130,830
      371,500   Gatehouse Media Inc.                        4,736,625
      219,150   General Electric Co.                        9,072,810
       92,000   General Maritime Corp                       2,567,720
      315,800   Great Plains Energy Inc.                    9,098,198
       97,600   HCP Inc.                                    3,237,392
      228,320   Idearc Inc.                                 7,185,230
      110,750   Iowa Telecommunications Services, Inc.      2,198,388
       90,000   Laclede Group Inc.                          2,905,200
      155,000   Magellan Midstream Partners - LP            6,204,650
      136,300   Oneok Partners LP                           8,104,398
      240,100   Packaging Corporation Of America            6,979,707
      120,650   Pfizer Inc.                                 2,947,480
      200,000   Progress Energy Inc.                        9,370,000
      163,400   Reynolds American Inc.                     10,390,606
       73,500   Southern Company                            2,666,580
       73,500   Southern Copper Corp                        9,101,505
      185,775   Spectra Energy Corp                         4,547,772
      373,500   Teco Energy Inc.                            6,136,605
      223,200   US Bancorp                                  7,260,696
      189,400   UST Inc.                                    9,394,240
      186,100   Verizon Communications                      8,240,508
      128,050   Westar Energy Inc.                          3,144,908
      735,600   Windstream Corp                            10,386,672
                                                         -------------
                                                         -------------
                                                          251,087,573
                                                         -------------
                                                         -------------

                Total investment in securities  96.14%   $ 534,559,211
                Cash and cash equivalents        3.86%     21,458,544
                                            -----------  -------------
                                            -----------  -------------
                Total investments              100.00%   $ 556,017,755
                                            ===========  =============

                       EPOCH INTERNATIONAL SMALL CAP FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2007
                                  (unaudited)

Number of                          % of Net       Market
   Shares   Security Description    Assets        Value
----------  ---------------------  ---------    -----------
----------  ---------------------  ---------    -----------

            Common Stocks:          100.00%
            Australia:                1.90%
  125,900   AGL Energy Ltd                      $ 1,768,459
   75,228   Bank Of Queensland Ltd               1,143,918
  463,200   Bolnisi Gold N.L.                    1,180,738
   91,938   Coates Hire Limited                    492,315
  180,125   Macquarie Infrastructure Group         497,417
  255,000   Sino Gold Limited                    1,697,268
  172,000   Transfield Service Ltd.              2,015,621
                                                -----------
                                                -----------
                                                 8,795,736
                                                -----------
                                                -----------

            Austria:                  0.75%
   46,950   Andritz AG                           3,234,663
    3,600   OMV AG                                 239,732
                                                -----------
                                                -----------
                                                 3,474,395
                                                -----------
                                                -----------

            Belgium:                  9.29%
   71,708   Ackermans & Van Haaren               7,290,767
    4,178   Compagnie D' Enterprises CFE         8,525,204
    1,330   Cumerio NV/SA                           53,901
   94,980   Devgen*                              2,325,760
   73,336   EVS Broadcasting Equipment SA        7,310,294
   87,674   ICOS Vision Systems NV               4,213,928
  220,402   Telenet Group Holding                7,647,244
   23,920   Umicore SA                           5,700,787
                                                -----------
                                                -----------
                                                43,067,885
                                                -----------
                                                -----------

            Brazil:                   0.68%
   26,700   Company SA                             519,489
  119,700   Cyrela Brazil Realty SA              1,625,708
   39,500   Rodobens Neg Imob SA                   481,943
   18,000   Rossi Residencial SA                   503,804
                                                -----------
                                                -----------
                                                 3,130,944
                                                -----------
                                                -----------


            Canada:                   3.64%
   18,865   Agnico Eagle Mines Ltd.                939,477
  267,200   Aurizon Mines Ltd.                   1,088,315
  611,000   Eastern Platinum Ltd.                1,385,293
   47,150   Goldcorp Inc.                        1,440,904
   44,790   IAMGOLD Corp.                          388,677
   94,858   Kinross Gold Corp.                   1,414,115
   21,800   Meridian Gold Inc.                     723,240
   52,300   Metallica Resources Inc.               230,859
   89,700   Minefinders Corporation Ltd            959,272
  568,780   Polaris Mineral Corp.                7,988,483
   15,490   Thompson Creek Metals Co.              341,097
                                                -----------
                                                -----------
                                                16,899,732
                                                -----------
                                                -----------


            China:                    3.26%
  557,090   China Communications Construction    1,324,971
2,651,614   China Fishery Group Ltd              3,786,234
  791,000   Chinese Estates Holdings Ltd.        1,270,486
2,760,800   Dalian Port (PDA) Co. Ltd.           2,249,146
  816,633   Zhaojin Mining Industry              3,226,594
2,093,186   Zijin Mining Group Co.               3,254,271
                                                -----------
                                                -----------
                                                15,111,702
                                                -----------
                                                -----------

            Denmark:                  1.94%
   11,680   BioMar Holding A/S                     512,584
   32,280   Carlsberg A/S                        4,397,703
   12,630   Rockwool International A/S           4,096,815
                                                -----------
                                                -----------
                                                 9,007,102
                                                -----------
                                                -----------

            Finland:                  0.66%
  134,631   Capman Oyj                             679,631
   79,920   YIT Oyj                              2,368,388
                                                -----------
                                                -----------
                                                 3,048,019
                                                -----------
                                                -----------

            France:                   6.78%
   17,130   Alten SA                               638,202
    2,118   April Group SA                         130,260
   53,768   Club Mediterranee                    3,478,843
   54,700   EDF Energies Nouvelles SA            4,335,647
    3,640   Eiffage SA                             411,395
   60,330   Eurofins Scientific                  5,515,392
  193,374   Gameloft SA                          1,600,371
    1,480   Generale De Geopphysique-Veritas       482,260
    7,443   Group Bourbon SA                       484,533
   52,200   Neopost SA                           7,342,673
  115,250   Orpea SA                             6,845,497
    1,420   Sperian Protection                     176,643
                                                -----------
                                                -----------
                                                31,441,716
                                                -----------
                                                -----------

            Germany:                  8.58%
   29,870   Bilfinger Berger AG                  2,328,062
   40,690   Douglas Holdings AG                  2,534,898
  117,123   Fresenius Medical Care AG & Co.      6,207,278
   54,656   Fresenius SE PFD                     4,241,226
   22,490   DJ Stoxx 600 Telecom                 1,157,065
   15,950   DJ Euro Stoxx Telecom                1,167,499
   14,582   Interhyp AG                          1,098,987
   26,380   Linde                                3,266,951
   38,307   Merck KGaA                           4,608,378
  159,502   Rhoen-Klinikum AG                    5,091,926
   11,610   Salzgitter AG                        2,274,008
   89,595   Stada Arzneimittel AG                5,826,189
                                                -----------
                                                -----------
                                                39,802,467
                                                -----------
                                                -----------

            Great Britain:           14.83%
  558,750   Aggreko Plc                          6,584,780
  638,260   Balfour Beatty Plc                   6,174,898
   50,567   Burren Energy Plc                      866,049
  926,570   Carphone Warehouse Group Plc         6,583,805
  508,820   Cobham Plc                           2,012,620
   16,830   Domestic & General Grp Plc             475,602
  230,269   Expro International Group            4,615,140
   11,310   Greene King Plc                        203,389
  142,853   Homeserve Plc                        5,038,850
   16,052   Lonmin Plc                           1,194,260
  291,756   Marston's Plc                        2,013,606
   21,442   Mitchells & Butler                     267,118
   24,830   Morrison Supermarkets                  142,892
    4,300   NDS Group Plc ADR                      214,484
  617,658   Northumbrian Water Group Plc         4,291,211
  134,940   Pennon Group                         1,670,034
  224,160   Petrofac Ltd                         2,100,098
   21,147   Punch Taverns Plc                      425,130
  317,520   Scottish & Newcastle Plc             3,958,799
  509,605   Serco Group Plc                      4,311,990
    6,700   SIG Plc                                142,071
   12,700   Soco International Plc                 549,471
  589,239   Spice Plc                            7,088,256
   91,098   Tullow Oil Plc                       1,107,009
   70,710   Ultra Electronics Holdings Plc       1,597,410
  125,520   United Utilities                     1,791,459
   28,607   Venture Production                     396,622
  213,290   VT Group PLC                         2,496,194
   14,128   Whitbread Plc                          467,226
                                                -----------
                                                -----------
                                                68,780,473
                                                -----------
                                                -----------

             Greece:                  3.86%
  164,070   Bank of Cyprus Ltd.                  2,888,347
  118,482   Hellenic Exchanges SA                3,790,832
  173,634   Intralot SA                          7,160,319
  296,845   Marfin Popular Bank                  4,052,290
                                                -----------
                                                -----------
                                                17,891,788
                                                -----------
                                                -----------

            Hong Kong:                3.25%
   41,100   China Shineway Pharmaceutical Group     29,622
  280,000   Hang Lung Properties Ltd.            1,254,054
  326,522   Hong Kong Aircraft Engineering       7,391,920
  460,000   Kowloon Development Co. Ltd          1,174,569
1,200,900   Midland Holdings Ltd.                1,298,270
  748,847   Shun Tak Holdings                    1,206,636
  600,000   Sino Land                            1,493,436
   74,000   Sun Hung Kai Properties              1,247,619
                                                -----------
                                                -----------
                                                15,096,126
                                                -----------
                                                -----------
            Ireland:                  0.14%
   71,270   CPL Resources Plc                      516,864
    6,486   Kingspan Group Plc                     141,482
                                                -----------
                                                -----------
                                                   658,346
                                                -----------
                                                -----------

            Italy:                    0.07%
    7,090   Fondiaria - SAI SPA                    332,000
                                                -----------
                                                -----------

            Japan:                   12.16%
  302,160   Air Water Inc.                       3,364,928
  148,850   Asahi Pretec Corp                    4,856,338
  322,427   Asics Corp                           4,987,604
  174,696   Daiseki Co. Ltd.                     4,863,644
  197,663   Dowa Mining Co.                      2,502,172
  124,363   Dowa Mining Rts                              -
  126,550   Fuji Fire & Marine Insurance Co.       431,596
   59,000   Hisaka Works Ltd.                    1,352,575
  161,224   Hokuhoku Financial Group, Inc.         455,871
  298,600   Iwatani International                  875,485
   13,920   Japan Securities Finance Co., Ltd      133,944
   62,460   JFE Shoji Holdings Inc.                431,471
   39,420   Matsuda Sangyo Co. Ltd.              1,347,839
  124,200   MODEC Inc.                           4,495,145
   26,810   Mori Seiki Co., Ltd.                   692,759
   20,350   Moshi Moshi Hotline, Inc.              998,556
   17,900   Nakanishi Inc.                       2,303,297
  238,000   Nippon Suisan Kaisha                 1,397,686
   45,110   Nisshinbo Inds.                        626,768
      242   Osaka Securities Exchange            1,069,567
    7,200   Ryohin Keikaku Co. Ltd.                414,060
  252,470   Shinko Plantech Co. Ltd.             3,655,038
   16,270   Sumco Corp.                            662,464
   59,490   Sumitomo Realty & Development Co     2,091,001
  381,055   Suruga Bank Ltd.                     4,651,298
   59,453   Sysmex Corporation                   2,291,428
   70,500   The Sumitomo Warehouse Co. Ltd.        450,209
   50,900   Tokyo Tatemono                         648,760
  304,010   Toshiba Plant Systems & Servcies Corp2,954,404
   47,800   Yoshimoto Kogyo Co., Ltd.              690,343
      450   Yoshinoya D&C Co. Ltd.                 728,206
                                                -----------
                                                -----------
                                                56,424,456
                                                -----------
                                                -----------

            Malaysia:                 0.57%
1,432,946   Top Glove Corp.                      2,647,378
                                                -----------
                                                -----------

            Netherlands:              3.23%
  176,624   Boskalis Westminster N.V.            8,880,994
   41,930   Nutreco Holding N.V.                 2,955,584
   80,270   SBM Offshore N.V.                    3,146,948
                                                -----------
                                                -----------
                                                14,983,526
                                                -----------
                                                -----------


            Norway:                   3.09%
   39,300   Acergy SA-ADR                        1,167,210
   20,850   Leroy Seafood Group ASA                473,802
   56,300   Odim ASA                               756,706
   29,400   Renewable Energy Corp ASA            1,349,770
   24,300   Stolt Nielsen SA                       718,311
  351,553   Tandberg ASA                         8,427,218
  116,550   Tomra Systems ASA                      839,775
   18,500   Yara International ASA                 582,750
                                                -----------
                                                -----------
                                                14,315,542
                                                -----------
                                                -----------

            Poland:                   2.03%
  483,515   Globe Trade Centre SA                8,643,172
   44,400   Grupa Lotos SA                         750,870
                                                -----------
                                                -----------
                                                 9,394,042
                                                -----------
                                                -----------

            Portugal:                 0.76%
  342,810   Jeronimo Martins, SGPS S/A           2,101,021
  542,020   Sonae SGPS S/A                       1,402,769
                                                -----------
                                                -----------
                                                 3,503,790
                                                -----------
                                                -----------

            Romania:                  0.41%
  722,700   Impact Developer                       329,101
  503,000   SIF 1 Banat-Crisana                    749,245
  804,800   SIF 4 Mutenia Bucuresti                815,178
                                                -----------
                                                -----------
                                                 1,893,524
                                                -----------
                                                -----------

            Singapore:                0.33%
  301,900   Yantai Raffles Shipyard              1,519,902
                                                -----------
                                                -----------

            South Africa              1.19%
  115,334   Aquarius Platinum Ltd                4,044,657
   42,000   IMP Impala Platinum                  1,460,764
                                                -----------
                                                -----------
                                                 5,505,421
                                                -----------
                                                -----------

            South Korea:              3.94%
    7,100   Daelim Industrial Co. Ltd.           1,314,528
   14,800   Hyundai Industrial Dev               1,382,196
   42,200   IShares MSCI South Korea Index       7,596,000
  105,900   STX Engine Co. Ltd.                  7,981,540
                                                -----------
                                                -----------
                                                18,274,264
                                                -----------
                                                -----------

            Spain:                    2.09%
   11,370   Abengoa SA                             449,636
  107,416   Indra Sistemas SA                    2,897,583
   48,526   Pescanova SA                         2,241,249
   87,060   Prosegur, Compania De Seguridad      3,156,883
   98,100   Uralita SA                             961,143
                                                -----------
                                                -----------
                                                 9,706,494
                                                -----------
                                                -----------

            Switzerland:              8.33%
    1,495   Bank Sarasin & Cie. AG               6,558,478
    4,191   Calida Holding AG                    2,334,119
   17,060   Galencia Holding AG                  7,272,170
    8,390   Kuehne & Nagel International AG        823,832
    6,790   Lonza Group                            738,866
    1,374   SGS SA                               1,565,778
   31,519   Sonova Holding AG                    3,154,331
    7,097   St. Galler Kantonalbank              3,073,887
   32,200   Syngenta AG                          6,925,028
  266,174   Temenos Group AG                     6,203,353
                                                -----------
                                                -----------
                                                38,649,842
                                                -----------
                                                -----------

            Turkey:                   0.05%
    8,200   Tupras-Turkiye Petrol                  216,716
                                                -----------
                                                -----------

            Taiwan:                   0.48%
   86,000   AV Tech Corporation                    715,349
   86,000   GeoVision Inc.                         756,189
  328,000   TXC Corp                               748,652
                                                -----------
                                                -----------
                                                 2,220,190
                                                -----------
                                                -----------

            United States:            1.73%
    2,088   Call Option Market Vectors
             Gold Miner                          1,211,040
   93,000   Streettracks Gold Trust              6,836,430
                                                -----------
                                                -----------
                                                 8,047,470
                                                -----------
                                                -----------

            Total investments       100.00%     $ 463,840,988
                                   =========    ===========
                                   =========    ===========

                         EPOCH U.S. ALL CAP EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                               September 30, 2007
                                   (unaudited)

Number of                            % of Net    Market
  Shares     Security Description     Assets      Value
---------    ----------------------- ---------  ----------
---------    ----------------------- ---------  ----------

             Common Stocks             95.45%

             Aerospace:                 4.26%
   4,550     Alliant Techsystems,  Inc.         $ 497,315
   9,050     Boeing Co.                           950,160
                                                ----------
                                                ----------
                                                1,447,475
                                                ----------
                                                ----------
             Broadcast, Radio, Tv:      8.07%
   9,550     Arbitron Inc.                        432,997
  42,450     Comcast CL-A Special               1,017,102
   4,050     Liberty Media Corp - Capital A       505,562
  35,950     News Corp. CL-A                      790,541
                                                ----------
                                                ----------
                                                2,746,202
                                                ----------
                                                ----------

             Consumer Discretionary:    0.99%
   5,750     Nike, Inc.                           337,295
                                                ----------
                                                ----------

             Consumer Staples:          5.34%
   9,350     Altria Group Inc.                    650,106
   6,950     Bunge Limited                        746,778
  11,800     Sysco Corp.                          419,962
                                                ----------
                                                ----------
                                                1,816,846
                                                ----------
                                                ----------

             Cosmetics & Toiletries:    1.94%
  12,500     International Flavors & Fragrances   660,750
                                                ----------
                                                ----------
       .
             Energy:                    3.13%
  14,450     Arch Coal, Inc.                      487,543
 111,833     Silicon Image, Inc.                  575,940
                                                ----------
                                                ----------
                                                1,063,483
                                                ----------
                                                ----------

             Environmental Services:    2.09%
  18,800     Waste Management Inc.                709,512
                                                ----------
                                                ----------

             Entertainment:             2.81%
  22,200     International Game Technology        956,820
                                                ----------
                                                ----------

             Financial Services:        5.77%
  10,662     Bank Of New York Company,  Inc.      470,621
  31,900     Hudson City Bancorp, Inc.            490,622
  15,350     Istar Financial, Inc.                521,747
  22,850     Western Union Co.                    479,165
                                                ----------
                                                ----------
                                                1,962,155
                                                ----------
                                                ----------

             Healthcare Products:       5.13%
  32,150     Boston Scientific Corp.              448,493
  21,800     Bristol Myers Squibb, Inc.           628,276
  21,550     Endo Pharmaceuticals Holdings, Inc.  668,266
                                                1,745,035
                                                ----------
                                                ----------

             Healthcare Services:      12.08%
  15,250     Aetna US Healthcare                  827,618
  15,850     Davita, Inc.                       1,001,403
   7,450     Laboratory Corp. of America Holdings 582,814
  10,300     Thermo Fischer Scientific Inc.       594,516
  18,700     Ventas Inc.                          774,180
   4,150     Wellpoint, Inc.                      327,518
                                                ----------
                                                ----------
                                                4,108,049
                                                ----------
                                                ----------

             Insurance:                 2.56%
   7,900     Everest Re Group Ltd.                870,896
                                                ----------
                                                ----------

             Manufacturing:             5.91%
   8,450     Agilent Technologies, Inc.           311,636
  14,550     American Standard Companies, Inc.    518,271
  12,600     MEMC Electronic Materials, Inc.      741,636
   5,650     Siligan Holdings Inc.                303,688
   2,900     WABCO Holdings Inc.                  135,575
                                                ----------
                                                ----------
                                                2,010,806
                                                ----------
                                                ----------

             Major Chemicals:           2.15%
  14,750     Du Pont EI De Nemours & Co           731,010
                                                ----------
                                                ----------

             Oil & Gas Exploration:    13.71%
  10,200     ConocoPhillips                       895,254
  11,600     Exxon Mobil Corp.                  1,073,696
   8,300     Helix Energy Solutions Group Inc.    352,418
   6,250     National Oilwell Varco Inc.          903,125
   9,200     Oneok, Inc.                          436,080
  19,983     Southern Union Co.                   621,656
   5,650     Weatherford International Ltd.       379,567
                                                ----------
                                                ----------
                                                4,661,796
                                                ----------
                                                ----------

             Software & Services:      14.91%
   2,650     Apple Computer, Inc.                 406,881
  10,000     Automatic Data Processing, Inc.      459,300
  10,750     Diebold, Inc.                        488,265
  12,500     Electronic Arts, Inc.                699,875
  11,550     Fair Isaac Corp                      417,071
  25,510     Micron Technology, Inc.              283,161
  33,400     Microsoft Corp.                      983,964
  41,800     Oracle Corp.                         904,970
  15,950     Yahoo! Inc.                          428,098
                                                ----------
                                                ----------
                                                5,071,585
                                                ----------
                                                ----------

             Specialty Chemicals:       3.63%
  14,750     Praxair, Inc.                      1,235,460
                                                ----------
                                                ----------

             Transportation:            0.97%
   4,300     Overseas Shipholding Group, Inc.     330,369
                                                ----------
                                                ----------


             Total investment in securi95.45%   $ 32,465,544
             Cash and cash equivalents  4.55%      1,547,768
                                     ---------  -------------
                                     ---------  -------------
             Total investments        100.00%   $ 34,013,312
                                     =========  =============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The World Funds, Inc.
             -----------------------------

By:  /s/ John Pasco, III
     -------------------------------------
         John Pasco, III
         Principal Executive Officer

Date: November 14, 2007
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
     -------------------------------------
        John Pasco, III
        Principal Executive Officer

Date: November 14, 2007
      ------------------------------------


By:  /s/ Karen Shupe
     -------------------------------------
        Karen Shupe
        Principal Financial Officer

Date: November 14, 2007
      ------------------------------------